ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2025
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31, 2025	December 31, 2024
	$	$
Opening balance	1,463	987
Increase due to reassessment of the rehabilitation obligation	87	514
Effect of change in discount rate	(62)	(56)
Accretion expense	96	18
Ending balance	1,584	1,463